Employee Benefits	12 Months Ended
Dec. 31, 2025
Employee Benefits [Abstract]
Employee Benefits
Note 18. Employee Benefits

An analysis of the net liability and net period cost for employee benefits is as follows:

	At December 31,
	2024		2025
Mexico	Ps.	145,277,743	Ps.	185,512,908
Puerto Rico		6,954,741		4,446,433
Brazil		5,411,258		4,586,624
Europe		8,578,927		7,921,323
Ecuador		654,465		646,490
El Salvador		165,653		167,556
Nicaragua		71,266		74,063
Honduras		38,388		31,287
Total	Ps.	167,152,441	Ps.	203,386,684

	For the year ended December 31,
	2023		2024		2025
Mexico	Ps.	14,601,940	Ps.	16,074,164	Ps.	18,469,482
Puerto Rico		170,389		535,051		508,862
Brazil		369,624		(228,547)		165,103
Europe		1,750,101		1,755,407		2,190,588
Ecuador		40,498		65,123		71,135
El Salvador		15,190		16,430		20,332
Nicaragua		10,937		13,387		13,092
Honduras		13,257		1,527		6,288
Total	Ps.	16,971,936	Ps.	18,232,542	Ps.	21,444,882

a) Defined Benefit Plans

The defined benefit obligation (DBO) and plan assets for the pension and other benefit obligation plans, by country, are as follows:

	At December 31
	2024								2025
					Effect of asset		Net employee						Effect of asset		Net employee
	DBO		Plan Assets		ceiling		benefit liability		DBO		Plan Assets		ceiling		benefit liability
Mexico	Ps.	303,027,238	Ps.	(159,328,024)	Ps.	—	Ps.	143,699,214	Ps.	343,620,613	Ps.	(160,323,036)	Ps.	—	Ps.	183,297,577
Puerto Rico		24,608,173		(17,653,432)		—		6,954,741		21,444,857		(16,998,424)		—		4,446,433
Brazil		12,113,660		(13,054,352)		4,481,044		3,540,352		12,498,399		(12,834,952)		3,980,671		3,644,118
Europe		3,379,389		—		—		3,379,389		3,065,854		—		—		3,065,854
Total	Ps.	343,128,460	Ps.	(190,035,808)	Ps.	4,481,044	Ps.	157,573,696	Ps.	380,629,723	Ps.	(190,156,412)	Ps.	3,980,671	Ps.	194,453,982

Below is a summary of the actuarial results generated for the pension and retirement plans as well as the medical services in Puerto Rico and Brazil; the pension plans and seniority premiums related to Telmex; the pension plan, the service awards plan and severance in Austria corresponding to the years ended December 31, 2023, 2024 and 2025:

	At December 31, 2023
	DBO		Plan Assets		Effect of asset ceiling		Net employee benefit liability
Balance at the beginning of the year	Ps.	330,862,941	Ps.	(208,526,619)	Ps.	6,064,069	Ps.	128,400,391
Current service cost		2,044,102		—		—		2,044,102
Interest cost on projected benefit obligation		33,203,706		—		—		33,203,706
Expected return on plan assets		—		(20,251,931)		—		(20,251,931)
Changes in the asset ceiling during the period and others		—		—		585,667		585,667
Past service costs and other		(322,700)		145,646		—		(177,054)
Actuarial gain for changes in experience		(20,645)		—		—		(20,645)
Actuarial gain from changes in demographic assumptions		134		—		—		134
Actuarial gain from changes in financial assumptions		30,958		—		—		30,958
Net period cost	Ps.	34,935,555	Ps.	(20,106,285)	Ps.	585,667	Ps.	15,414,937
Actuarial loss for changes in experience		10,632,144		—		—		10,632,144
Actuarial loss from changes in demographic assumptions		(430,315)		—		—		(430,315)
Actuarial gain from changes in financial assumptions		1,900,436		—		—		1,900,436
Changes in the asset ceiling during the period and others		—		—		(2,247,990)		(2,247,990)
Return on plan assets greater than discount rate (shortfall)		—		(6,210,593)		—		(6,210,593)
Recognized in other comprehensive income	Ps.	12,102,265	Ps.	(6,210,593)	Ps.	(2,247,990)	Ps.	3,643,682
Contributions made by plan participants		45,404		(45,404)		—		—
Contributions to the pension plan made by the Company		—		(10,853)		—		(10,853)
Benefits paid		(27,844,968)		27,547,809		—		(297,159)
Payments to employees		(10,868,600)		—		—		(10,868,600)
Plan changes		(29,383)		—		—		(29,383)
Effect of translation		(4,745,061)		3,259,358		(346,706)		(1,832,409)
Others	Ps.	(43,442,608)	Ps.	30,750,910	Ps.	(346,706)	Ps.	(13,038,404)
Balance at the end of the year		334,458,153		(204,092,587)		4,055,040		134,420,606
Less short-term portion		(232,102)		—		—		(232,102)
Non-current obligation	Ps.	334,226,051	Ps.	(204,092,587)	Ps.	4,055,040	Ps.	134,188,504

	At December 31, 2024
	DBO		Plan Assets		Effect of asset ceiling		Net employee benefit liability
Balance at the beginning of the year	Ps.	334,458,153	Ps.	(204,092,587)	Ps.	4,055,040	Ps.	134,420,606
Current service cost		1,889,699		—		—		1,889,699
Interest cost on projected benefit obligation		34,540,808		—		—		34,540,808
Expected return on plan assets		—		(20,306,050)		—		(20,306,050)
Changes in the asset ceiling during the period and others		—		—		357,182		357,182
Past service costs and other		(103,657)		139,115		—		35,458
Actuarial gain for changes in experience		(42,968)		—		—		(42,968)
Actuarial loss from changes in financial assumptions		(23,068)		—		—		(23,068)
Net period cost	Ps.	36,260,814	Ps.	(20,166,935)	Ps.	357,182	Ps.	16,451,061
Actuarial loss for changes in experience		13,338,950		—		—		13,338,950
Actuarial gain from changes in demographic assumptions		(3,654)		—		—		(3,654)
Actuarial loss from changes in financial assumptions		(3,018,488)		—		—		(3,018,488)
Changes in the asset ceiling during the period and others		—		—		345,672		345,672
Return on plan assets greater than discount rate (shortfall)		—		20,947,473		—		20,947,473
Recognized in other comprehensive income	Ps.	10,316,808	Ps.	20,947,473	Ps.	345,672	Ps.	31,609,953
Contributions made by plan participants		40,319		(40,319)		—		—
Contributions to the pension plan made by the Company		—		(548,872)		—		(548,872)
Benefits paid		(16,298,480)		15,970,322		—		(328,158)
Payments to employees		(24,325,925)		—		—		(24,325,925)
Plan changes		(847,269)		—				(847,269)
Effect of translation		3,816,947		(2,104,890)		(276,850)		1,435,207
Others	Ps.	(37,614,408)	Ps.	13,276,241	Ps.	(276,850)	Ps.	(24,615,017)
Balance at the end of the year		343,421,367		(190,035,808)		4,481,044		157,866,603
Less short-term portion		(292,907)		—		—		(292,907)
Non-current obligation	Ps.	343,128,460	Ps.	(190,035,808)	Ps.	4,481,044	Ps.	157,573,696

	At December 31, 2025
	DBO		Plan Assets		Effect of asset ceiling		Net employee benefit liability
Balance at the beginning of the year	Ps.	343,421,367	Ps.	(190,035,808)	Ps.	4,481,044	Ps.	157,866,603
Current service cost		1,734,007		—		—		1,734,007
Interest cost on projected benefit obligation		35,248,608		—		—		35,248,608
Expected return on plan assets		—		(18,507,640)		—		(18,507,640)
Changes in the asset ceiling during the period and others		—		—		537,729		537,729
Past service costs and other		(8,463)		144,253		—		135,790
Actuarial gain for changes in experience		(47,141)		—		—		(47,141)
Actuarial loss from changes in demographic assumptions		586		—		—		586
Actuarial gain from changes in financial assumptions		(21,087)		—		—		(21,087)
Net period cost	Ps.	36,906,510	Ps.	(18,363,387)	Ps.	537,729	Ps.	19,080,852
Actuarial loss for changes in experience		45,254,349		—		—		45,254,349
Actuarial gain from changes in demographic assumptions		(29,753)		—		—		(29,753)
Actuarial loss from changes in financial assumptions		426,187		—		—		426,187
Changes in the asset ceiling during the period and others		—		—		(1,053,402)		(1,053,402)
Return on plan assets greater than discount rate (shortfall)		—		(7,272,626)		—		(7,272,626)
Recognized in other comprehensive income	Ps.	45,650,783	Ps.	(7,272,626)	Ps.	(1,053,402)	Ps.	37,324,755
Contributions made by plan participants		40,961		(40,961)		—		—
Contributions to the pension plan made by the Company		—		(957,068)		—		(957,068)
Benefits paid		(24,728,015)		24,381,561		—		(346,454)
Payments to employees		(17,587,028)		10,558		—		(17,576,470)
Effect of translation		(2,792,758)		2,121,319		15,300		(656,139)
Others	Ps.	(45,066,840)	Ps.	25,515,409	Ps.	15,300	Ps.	(19,536,131)
Balance at the end of the year		380,911,820		(190,156,412)		3,980,671		194,736,079
Less short-term portion		(282,097)		—		—		(282,097)
Non-current obligation	Ps.	380,629,723	Ps.	(190,156,412)	Ps.	3,980,671	Ps.	194,453,982

In the case of other subsidiaries in Mexico, the net period cost of other employee benefits for the years ended December 31, 2023, 2024 and 2025 was Ps. 120,843, Ps.657,868 and Ps. 413,304 respectively. The balance of other employee benefits at December 31, 2024 and 2025 was Ps. 1,578,529 and Ps. 2,215,331 respectively.

In the case of Brazil, the net period cost of other benefits for the years ended December 31, 2023, 2024 and 2025 was Ps. 82,870, Ps. (685,287), and Ps.(232,618) respectively. The balance of employee benefits at December 31, 2024 and 2025 was Ps. 1,831,600 and Ps. 908,888, respectively.

In the case of Ecuador, the net period cost of other benefits for the years ended December 31, 2023, 2024 and 2025 was Ps. 40,498, Ps.  65,123 and Ps. 71,135 respectively. The balance of employee benefits at December 31, 2024 and 2025 was Ps. 654,465 and Ps. 646,490, respectively.

In the case of Central America, the net period cost of other benefits for the years ended December 31, 2023, 2024 and 2025 was Ps. 39,384, Ps. 31,344 and Ps. 39,712, respectively. The balance of employee benefits at December 31, 2024 and 2025 was Ps. 275,307 and Ps. 272,906, respectively.

Plan assets are invested in:

At December 31

	2024			2025
	Puerto Rico	Brazil	Mexico	Puerto Rico	Brazil	Mexico
Equity instruments	53%	—	76%	59%	—	72%
Debt instruments	12%	93%	24%	11%	94%	28%
Others	35%	7%	—	30%	6%	—
	100%	100%	100%	100%	100%	100%

Included in the Telmex’s net pension plan liability are plan assets of Ps. 159,328,024 and Ps. 160,323,036 as of December 31, 2024 and 2025, respectively, of which 45.8% and 45.3% during 2024 and 2025, respectively, were invested in equity and debt instruments of both América Movil and also of related parties, primarily entities that are under common control of the Company’s principal shareholder. The Telmex pension plan recorded a re-measurement of its defined pension plan of Ps. 33,858,384 and Ps. 38,637,097 during 2024 and 2025, respectively, attributable to a change in actuarial assumptions, and also a decrease in the fair value of plan investments from December 31, 2024 to December 31, 2025. The variation in fair value of the aforementioned related party pension plan investments approximated Ps. 21,428,270 and Ps. (6,039,397) during the years ended December 31, 2024 and 2025, respectively.

The assumptions used in determining the net period cost were as follows:

	2023				2024				2025
	Puerto Rico	Brazil	Mexico	Europe	Puerto Rico	Brazil	Mexico	Europe	Puerto Rico	Brazil	Mexico	Europe
Discount rate and long- term rate return	5.13%	9.050% & 9.20%	11.65%	3.25%	5.58%	11.4% & 11.07%	11.43%	2.75%	5.30%	11.05% & 11.44%	9.85%	2.75%
Rate of future salary increases	2.00%	3.50%	2.8%	6.0%, & 3.6%, - 5.4%	2.00%	3.5%	2.8%	3.8% - 4.4% & 2.9% - 3.8%	2.0%	3.50%	2.8%	3.2% & 2.60% - 2.80%
Percentage of increase in health care costs for the coming year	5.13%	9.71%			5.53%	9.71%			5.18%	9.71%
Year to which this level will be maintained	NA	2032			NA	2033			NA	2033
Rate of increase of pensions				2.50%				1.70%				1.60%
Employee turnover rate*				0.00%-0.91%				0.00%-0.90%				0.0%- 0.87%

*	Depending on years of service

Biometric

Puerto Rico:
Mortality:	RPI 2012, MSS 2024 Tables.

Brazil:
Mortality:	2000 Basic AT Table for gender
Disability for assets:	UP 84 modified table for gender
Disability retirement:	80 CSO Code Table
Rotation:	Probability of leaving the Company other than death, Disability and retirement is zero

Europe

Life expectancy in Austria is base on “AVÖ 2018-P – Rechnungsgrundlagen für die Pensionsversicherung – Pagler & Pagler”.

Telmex
Mortality:	Mexican 2000 (CNSF) adjusted
Disability:	Mexican Social Security adjusted by Telmex experience
Turnover:	Telmex experience
Retirement:	Telmex experience

For the year ended December 31, 2025, the Company conducted a sensitivity analysis on the most significant variables that affect the DBO liability, simulating independently, reasonable changes to roughly 100 basis points in each of these variables. The increase (decrease) in the DBO pension and other benefits liability at December 31, 2025 are as follows:

	-100 points		+100 points
Discount rate	Ps.	29,611,395	Ps.	(20,782,860)
Health care cost trend rate	Ps.	(254,950)	Ps.	287,048

Telmex Plans

Part of the Telmex´s employees are covered under defined benefit pension plans and seniority premiums. Pension benefits and seniority premiums are determined on the basis in their final year of employment, their seniority, and their age at the time of retirement. Telmex has set up an irrevocable trust fund to finance these employee benefits and has adopted the policy of making contributions to such fund when it is considered necessary.

Europe

Defined benefit pension plans

A1 Telekom Austria Group provides defined benefits for certain former employees in Austria. All eligible employees are retired and were employed prior to January 1, 1975. This unfunded plan provides benefits based on a percentage of salary and years employed, not exceeding 80% of the salary before retirement, and taking into consideration the pension provided by the social security system. A1 Telekom Austria Group is exposed primarily to the risk of development of life expectancy and inflation because the benefits from pension plans are lifetime benefits.

Service awards

Civil servants and certain employees (in the following “employees”) are eligible to receive service awards. In accordance with the legal regulations, eligible employees receive a cash bonus of two months’ salary after 25 years of service and four months’ salary after 40 years of service. Employees with at least 35 years of service when retiring (at the age of 65) or who are retiring based on specific legal regulations are also eligible to receive the service award of four monthly salaries. The obligation is accrued over the period of service, taking into account the employee turnover rate for employees who leave employment prematurely. The main risk that A1 Telekom Austria Group is exposed to is the risk of development of salary increases and changes of interest rates.

Severance

Defined contribution plans

Employees who started work for A1 Telekom Austria Group in Austria on or after January 1, 2003 are covered by a defined contribution plan. As of December 31, 2024 and 2025, A1 Telekom Austria Group paid Ps. 87,323 and Ps. 106,626 respectively, 1.53% of the salary or wage, into this defined contribution plan (BAWAG Allianz Mitarbeitervorsorgekasse AG).

Defined benefit plans

Severance benefit obligations for employees, whose employment commenced before January 1, 2003, excluding civil servants, are covered by defined benefit plans. Upon termination of employment by A1 Telekom Austria Group or upon retirement, eligible employees receive severance payments. Depending on their time in service, their severance amounts to a multiple of their monthly basic compensation plus variable components such as overtime or bonuses, up to a maximum of twelve monthly salaries. In case of death, the heirs of eligible employees receive 50% of the severance benefits. The primary risks to A1 Telekom Austria Group are salary increases and changes of interest rates.

b) Defined Contribution Plans

Brazil

Claro, S.A. makes contributions to the DCP through Embratel Social Security Fund – Telos. Contributions are computed based on the salaries of the employees, who decide on the percentage of their contributions to the plan (participants enrolled before October 31st, 2014 is from 1% to 8% and, for those subscribed after that date, the contribution is from 1% to 7% of their salaries). Claro contributes the same percentage as the employee, capped at 8% of the participant’s balance for the employees that are eligible to participate in this plan.

At December 31, 2024 and 2025, the balance of the DCP liability was Ps. 39,306 and Ps. 33,616 respectively. For the years ended December 31, 2023, 2024 and 2025 the cost of labor were Ps. 3,846, Ps. 3,046 and Ps. 2,672, respectively.

Europe

In Austria, pension benefits are generally provided by the social security system for employees, and by the government for civil servants. The contributions of 12.55% of gross salaries that A1 Telekom Austria Group made in 2024 and 2025 to the social security system and the government in Austria amount to Ps. 1,169,174 and Ps. 1,263,523 respectively. In 2024 and 2025, contributions of the foreign subsidiaries into the respective systems range between 8.85% and 28% of gross salaries and amount to Ps. 651,574 and Ps. 795,866 respectively.

Additionally, A1 Telekom Austria Group offers a defined contribution plan for employees of some of its Austrian subsidiaries. A1 Telekom Austria Group’s contributions to this plan are based on a percentage of the compensation not exceeding 5%. In 2024 and 2025, the annual expenses for this plan amounted to Ps. 211,733 and Ps. 234,121 respectively.

As of December 31, 2024 and 2025, the liability related to this defined contribution plan amounted to Ps. 154,380 and Ps. 254,510, respectively.

Other countries

For the rest of the countries where the Company operates and that do not have defined benefit plans or defined contribution plans, the Company makes contributions to the respective governmental social security agencies which are recognized in results of operations as they are incurred.

c) Long-term direct employee benefits

	Balance at December 31, 2023		Effect of translation		Increase of the year		Payments		Balance at December 31, 2024
Direct employee benefits	Ps.	5,389,795	Ps.	619,696	Ps.	1,102,643	Ps.	(2,066,976)	Ps.	5,045,158

	Balance at December 31, 2024		Effect of translation		Increase of the year		Payments		Balance at December 31, 2025
Direct employee benefits	Ps.	5,045,158	Ps.	37,196	Ps.	1,910,231	Ps.	(2,391,624)	Ps.	4,600,961

In 2008, a comprehensive restructuring program was initiated in the Austria operation. The provision for restructuring includes future compensation of employees who will no longer provide services for A1 Telekom Austria Group but who cannot be laid off due to their status as civil servants. These employment contracts are onerous contracts under IAS 37, as the unavoidable cost related to the contractual obligation exceeds the future economic benefit. The restructuring program also includes social plans for employees whose employment will be terminated in a socially responsible way. In 2009 and every year from 2011 to 2020, new social plans were initiated that provide for early retirement, special severance packages and golden handshake options. Due to their nature as termination benefits, these social plans are accounted for according to IAS 19.